LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Extend lease term	leases for up to additional 10 years
Weighted average remaining lease term	9 years	11 years 7 months 6 days
Weighted average discount rate	4.60%	3.20%
Lease expense	$ 7,949	$ 7,296	$ 6,636
Operating cash flows for operating leases	$ 8,254	$ 7,081	$ 6,138
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	10 years